RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Energy derivative contracts | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	$ (7)	$ (3)	$ (3)
Effect on other comprehensive income	(7)	(10)	(4)
Energy derivative contracts | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	7	3	3
Effect on other comprehensive income	7	10	4
Currency risk | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	20	30	4
Effect on other comprehensive income	32	44	79
Currency risk | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(24)	(30)	(4)
Effect on other comprehensive income	(32)	(44)	(79)
Interest rate risk | Impact Of 1% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	34	(10)	17
Effect on other comprehensive income	17	42	54
Interest rate risk | Impact Of 1% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(34)	11	(17)
Effect on other comprehensive income	(17)	(42)	$ (54)
Sudsidiary | Interest rate risk | Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	3,146	3,764
Hedged item, liabilities	$ 1,151	$ 1,447